SHAREHOLDER' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number
Options outstanding at beginning of year		4,227,610	4,804,444	5,509,563
Granted	[1]	535,000	1,140,000	345,000
Exercised		(190,000)
Forfeited		(382,191)	(1,716,834)	(1,050,119)
Options outstanding at end of year		4,190,419	4,227,610	4,804,444
Options exercisable at year end		3,170,424	3,169,583	3,689,416
Weighted average fair value of options granted during the year	[2]	$ 0.12	$ 0.04	$ 0.09
Weighted average exercise price
Options outstanding at beginning of year		0.1	0.4	0.45
Granted	[1]	0.17	$ 0.08	$ 0.09
Exercised		0.05
Forfeited		0.11	$ 0.92	$ 0.43
Options outstanding at end of year		0.11	0.1	0.4
Options exercisable at year end		$ 0.10	$ 0.11	$ 0.4

[1]	Options granted in 2015, 2014 and 2013 were granted with exercise price that was at market value or above.
[2]	The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model in 2014 and 2015, with the following weighted average assumptions: